The Select Sector SPDR® Trust
One Lincoln Street
Boston, MA 02111
February 2, 2010
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service

RE:	The Select Sector SPDR® Trust (“Registrant”) File Nos.: 333-57791, 811-08837
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 16 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 27, 2010 with a designated effective date of January 31, 2010.
Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.
Sincerely,

/s/ Ryan M. Louvar
Ryan M. Louvar
Secretary